As filed with the Securities and Exchange Commission on or about June 3, 2020.

Registration Statement File No. 333-215823

Registration Statement File No. 811-08075

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

☒         UNDER THE SECURITIES ACT OF 1933

☐        Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 9

and/or

REGISTRATION STATEMENT

☒         UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 219

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number)

John E. Deitelbaum

Head of MMUS Law

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On _________ pursuant to paragraph (b) of Rule 485.

☒	60 days after filing pursuant to paragraph (a) of Rule 485.

☐	On _________ pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PARTS A AND B

The Prospectus dated May 1, 2020 and Statement of Additional Information dated
May 1, 2020 are incorporated into Parts A and B, respectively, of this
Post-Effective Amendment No. 9 by reference to Registrant's filings under
Rule 485(b) as filed on April 28, 2020.

A supplement dated June 3, 2020 to the Prospectus is included in Part A of this
Post-Effective Amendment No. 9.

Supplement dated June 3, 2020

to the Prospectus dated May 1, 2020 for:

MassMutual ElectrumSM

Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information included in the above-referenced prospectus (“Prospectus”). The changes set forth below are effective September 1, 2020.

Unless otherwise noted below, the information in the Prospectus remains unchanged. The terms used herein have the same meaning as those used in the Prospectus.

The Prospectus is amended as set forth below for policies issued after August 31, 2020:

The Transaction Fees table in the Fee Tables section is revised to read as follows:

Transaction Fees

This table describes fees and expenses that you will pay at the time you pay premium, take Account Value out of the policy, make transfers among the Divisions and the GPA or substitute the Insured under the terms of the policy.

	When Charge is Deducted	Amount Deducted
Premium Load Charge For policies issued after August 31, 2020 For policies issued on or before August 31, 2020	When you pay premium	Maximum: 10% of each premium payment	Current: Below Target(1) 6.55% of each premium payment Above Target(1) 0.50% of each premium payment Below Target(1) 5.55% of each premium payment Above Target(1) 2.30% of each premium payment

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	When Charge is Deducted	Amount Deducted
Withdrawal Charge	When you withdraw a portion of your Account Value from the policy	Maximum: 2% of the amount withdrawn, not to exceed $25 per Withdrawal	Current: 2% of the amount withdrawn, not to exceed $25 per Withdrawal
Transfer Charge	Upon each transfer after the first 12 transfers in a Policy Year	Maximum: $10 per transfer	Current: $0 per transfer
Substitute Insured Charge	If Policy Owner elects to substitute a new Insured	Maximum: $75	Current: $75
(1)	The “Target” premium for a policy establishes a threshold for a policy’s premium loads. If you pay premiums that are below the Target premium, your premium loads will be higher, as a percentage of premiums paid, than if you pay premiums that exceed the Target premium. We set the Target premium on the policy’s Issue Date. The amount of the Annual Target Premium depends on: (i) the Initial Base Selected Face Amount of the policy; (ii) the Insured’s issue age; (iii) the Insured’s gender; and (iv) the Insured’s tobacco use classification. A table showing the annual Target premiums at certain ages for a policy with a Base Selected Face Amount of $100,000 in all years can be found in the “Premiums” section.

Premiums

•	The first paragraph under Minimum Net First Policy Premium in the Premium Payments and Payment Plans sub-section of the Premiums section is revised to read as follows:

Generally, you determine the first premium you want to pay for the policy, but it must be at least equal to the Minimum Net First Policy Premium. For policies issued after August 31, 2020, the Minimum Net First Policy Premium is an amount equal to 3 times the sum of the monthly charges for the first month. For policies issued on or before August 31, 2020, the Minimum Net First Policy Premium is an amount equal to 12 times the sum of the monthly charges for the first month.

Other Benefits Available Under the Policy

•	The second paragraph under Term Rider Cost of Insurance in the Additional Benefits You Can Get by Rider sub-section of the Other Benefits Available Under the Policy section is revised to read as follows:

We have the right to charge less than the maximum charges shown in the “Rider Charges” tables. This charge may be based on our expectations of future mortality, investment earnings, persistency and expense results, capital and reserve requirements, taxes and future profits. We may set different monthly cost of insurance rates for the Base Selected Face Amount and the Term Selected Face Amount. For policies issued on or before August 31, 2020, the current rates for the Term Rider are higher than the rates for coverage under the base policy after the 30th Policy Year. For policies issued after August 31, 2020, the current rates for the Term Rider will be equal to the rates for the base policy in all years.

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Appendix A

•	The heading For Policies Issued After December 31, 2019 is revised to read For Policies Issued After December 31, 2019 Up To and Including August 31, 2020.

•	Appendix A adds the following sub-section:

For Policies Issued After August 31, 2020

Examples of Premium Load Charge Blending

The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming the following:

•	The policy is in Policy Year 2, policy month 1.
•	The Total Selected Face Amount is $1,000,000.
•	The Base Selected Face Amount $800,000 and the Term Selected Face Amount is $200,000.
•	The policy is issued on a guaranteed basis for a 45 year-old male nonsmoker.
•	The policy is funded by seven annual premium payments of $40,490.
•	The Account Value immediately preceding the cost of insurance charge deduction in Policy Year 2, policy month 1 is $100,000.
•	The monthly equivalent of the minimum annual interest rate for the fixed account value is 0.0008295.

All of the tables and calculations examples use current charges. If maximum charges were used in these examples, the charges would be higher.

Percent of Premium Charge

Total Percent of Premium Charge: Deducted from each premium payment

Policy Year	Target Premium Charge	Excess Premium Charge	Target Premium Paid	Excess Premium Paid
2	6.55%	0.50%	$32,392	$8,098

Using the charges in the table above and the assumptions in the example listed above, the total Percent of Premium Charge is calculated as shown below.

Total Percent of Premium Charge =

[(Target Premium) x (Target Premium’s Percent of Premium Charge)]

+

[(Excess Premium) x (Excess Premium’s Percent of Premium Charge)]

= [($32,392) x (0.0655)]

+

[($8,098) x (0.0050)]

= $2,162.17 of the premium received during Policy Year 2

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Face Amount Charge

Total Selected Face Amount Charge: Deducted Monthly from Cash Value

Policy Year	Base Selected Face Amount Monthly Charge per $1,000 of Face Amount	Term Selected Face Amount Monthly Charge per $1,000 of Face Amount
2	$0.025	$0.025

Using the charges in the table above and the assumptions in the example listed above, the Total Selected Face Amount charge is calculated as shown below.

Total Selected Face Amount Charge per Month =

[(Base Selected Face Amount) x (Base Selected Face Amount Charge)]

+

[(Term Selected Face Amount) x (Term Selected Face Amount Charge)]

= [($800,000)/1,000 x ($0.025)]

+

[($200,000)/1,000 x ($0.025)]

= [($800) x ($0.025)]

+

[($200) x ($0.025)]

= [($20.00)]

+

[($5.00)]

= $25.00 deducted monthly from the Cash Value in Policy Year 2

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Cost of Insurance Charge

Cost of Insurance Charge: Deducted Monthly from Cash Value*

Policy Year	Base Monthly Cost of Insurance Charge per $1,000 of Insurance Risk*	Term Monthly Cost of Insurance Amount Charge per $1,000 of Insurance Risk*
2	$0.046	$0.046
*	Cost of insurance charge rates change each Policy Year based on the issue age of the Insured and the Policy Year.

Using the charges in the table above and the assumptions in the example listed above, the cost of insurance charge is calculated as shown below.

Total Cost of Insurance Charge =

[(Base Net Amount at Risk) x (Base Monthly Cost of Insurance Charge)]

+

[(Term Net Amount at Risk) x (Term Monthly Cost of Insurance Charge)]

= [[($800,000 – $100,000)/(1.0008295)]/1,000 x ($0.046)]

+

[[($200,000)/(1.0008295)]/1,000 x ($0.046)]

= [($699.42) x ($0.046)]

+

[($199.83) x ($0.046)]

= [($32.17)]

+

[($9.19)]

= $41.36 deducted from the Cash Value in the first month of Policy Year 2

If you have questions about this supplement, or other product questions, you may contact your registered representative, call our Customer Service Center at (800) 665-2654 (Monday through Friday, 8 a.m.- 5 p.m. Eastern Time), or visit us online at www.MassMutual.com/contact-us.

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PART C

OTHER INFORMATION

Item 26.	Exhibits

Exhibit (a)	Resolution of the Board of Directors of Massachusetts Mutual Life Insurance Company, establishing the Separate Account — Incorporated by reference to Initial Registration Statement File No. 333-22557 filed February 28, 1997

Exhibit (b)	Not Applicable

Exhibit (c)	i.	Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, Inc. and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Initial Registration Statement File No. 333 202684 filed March 12, 2015

ii.	Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated December 16, 2014 by and between MML Distributors, LLC and Massachusetts Mutual Life Insurance Company on behalf of Massachusetts Mutual Variable Life Separate Account I — Incorporated by reference to Registration Statement File No. 333-22557 filed April 28, 2015

iii.	Template for Insurance Products Distribution Agreement (MMLD) (Version 04/15) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-206438 filed November 20, 2015

Exhibit (d)	i.	Form of Flexible Premium Variable Adjustable Life Insurance Policy — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

ii.	Form of Cash Surrender Value Enhancement Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

iii.	Form of Overloan Protection Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

iv.	Form of Supplemental Monthly Term Insurance Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

v.	Form of Waiver of Monthly Charges Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

Exhibit (e)	Application for Flexible Premium Variable Adjustable Life Insurance Policy — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

Exhibit (f)	i.	Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

ii.	By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

Exhibit (g)	Not Applicable

Exhibit (h)	i.	Participation, Selling, Servicing Agreements:

a.	AIM Funds (Invesco Funds)

1.	Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Amendment No. 1 effective as of July 1, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Amendment Nos. 2 and 3 effective April 30, 2010 and May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

2.	Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

•	Form of Amendment No. 1 to Financial Support Agreement *

3.	Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

b.	American Century Funds

1.	Shareholder Services Agreement dated as of May 14, 1998 (American Century Investment Management, Inc., Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

•	Amendments Nos. 1 (MML Bay State Life Insurance Company becomes a party to the Agreement), 2, 3 and 4 dated and effective as of May 1, 1999, September 1, 1999, January 1, 2000 and August 1, 2003 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•	Amendment No. 5 effective as of November 1, 2008 — Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-50410 filed April 28, 2009

•	Amendment No. 6 effective as of March 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

•	Amendment No. 7 effective July 1, 2013 — Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

c.	BlackRock Funds

1.	Participation Agreement dated as of February 1, 2017 (BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	First Amendment effective September 17, 2018 to the Participation Agreement dated as of February 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

2.	Administrative Services Agreement dated as of February 1, 2017 (BlackRock Advisors, LLC and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	First Amendment effective September 17, 2018 to the Administrative Services Agreement dated as of February 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

3.	Distribution & Marketing Support Agreement effective February 1, 2017 (BlackRock Advisors, LLC, Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC and MML Distributors, LLC) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	First Amendment effective September 17, 2018 to the Distribution & Marketing Support Agreement dated as of February 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

d.	Delaware Funds

1.	Participation Agreement dated as of October 10, 2016 (Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

2.	Service Agreement dated as of October 10, 2016 (Delaware Distributors L.P. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

3.	Delaware Funds Dealer’s Agreement dated October 24, 2016 (Delaware Distributors L.P. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

e.	Dreyfus Funds

1.	Fund Participation Agreement dated as of January 1, 2017 (Each Participating Fund, The Dreyfus Corporation including MBSC Securities Corporation and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

2.	Administrative Services Agreement effective as of January 1, 2017 (The Dreyfus Corporation and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

3.	Distribution Advanced Market Agreement dated January 1, 2017 (MBSC Securities Corporation, Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC and MML Distributors, LLC) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

f.	Eaton Vance Funds

1.	Participation Agreement dated as of January 30, 2017 (Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and Massachusetts Mutual Life Insurance Company and its Separate Accounts) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

2.	Shareholder Servicing Agreement dated as of January 30, 2017 (Eaton Vance Variable Trust and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

g.	Fidelity® Funds

1.	Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018

•	First Amendment dated May 22, 2017 to the Amended and Restated Participation Agreement dated May 22, 2017 — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018

•	Amendment dated January 21, 2019 to Schedule A to the Amended and Restated Participation Agreement dated May 22, 2017, as amended — Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019

2.	Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

3.	Service Contract dated January 1, 2004 (MML Investors Services, LLC, MML Strategic Distributors, LLC, and MML Distributors, LLC) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	First Amendment dated October 1, 2008 — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	Second Amendment dated May 22, 2017 — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

4.	Service Agreement dated October 1, 1999 — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	Amendment dated May 22, 2017 — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	Second Amendment dated December 13, 2017 — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018

h.	Franklin Templeton Funds

1.	Participation Agreement dated as of May 1, 2000 (Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-50410 filed April 24, 2013

•	Amendment effective April 15, 2001 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-50410 filed April 25, 2012

•	Amendments Nos. 2 and 3 effective May 1, 2003 and June 5, 2007 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•	Amendment No. 4 dated October 25, 2010 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

•	Addendum (MML Distributors, LLC) effective as of March 20, 2012 — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-50410 filed April 24, 2013

•	Amendment effective as of January 15, 2013 — Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

•	Amendment No. 6 executed as of August 6, 2014 — Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement File No. 333-50410 filed April 28, 2015

•	Amendment No. 7 dated October 14, 2016 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

2.	Franklin Templeton Administrative Services Agreement (Franklin Templeton Services, LLC, Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) dated May 1, 2002 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

•	Amendment No. 1 signed August 10, 2005 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

•	Amendment No. 2 dated December 28, 2007 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

•	Amendment No. 3 dated October 14, 2016 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

i.	Goldman Sachs Funds

1.	Participation Agreement dated October 23, 1998 (Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-65887 filed April 24, 2013

•	Amendment effective November 1, 1999 and Amendments Nos. 2, 3 and 4 effective May 1, 2000, April 15, 2001 and May 1, 2003 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on File No. 333-50410 filed April 25, 2008

•	Amendment No. 5 effective April 6, 2011 — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on File No. 333-65887 filed April 25, 2012

•	Amendment No. 6 dated October 1, 2016 — Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-65887 filed April 26, 2017

2.	Service Agreement dated October 1, 2016 for Service Class Shares (Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co., Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC, MML Distributors, LLC and MML Strategic Distributors, LLC) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

j.	Ivy Funds

1.	Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

•	First Amendment dated January 18, 2013 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

•	Second Amendment dated June 12, 2015 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-203063 filed June 18, 2015

•	Third Amendment dated February 18, 2016 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

•	Fourth Amendment dated October 1, 2016 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

•	Fifth Amendment dated March 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

2.	Services Agreement dated October 25, 2012 by and among Waddell & Reed, Inc., Massachusetts Mutual Life Insurance Company and MML Distributors, LLC — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

•	Amendment No. 1 effective April 1, 2014 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

•	Amendment No. 2 effective April 15, 2015 — Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-206438 filed April 27, 2016

•	Amendment No. 3 dated October 1, 2016 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-206438 filed April 26, 2017

k.	JP Morgan Funds

1.	Fund Participation Agreement effective as of December 15, 2016 (JPMorgan Insurance Trust, J.P. Morgan Investment Management Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

2.	Supplemental Payment Agreement (for administrative services) effective December 15, 2016 (J.P. Morgan Investment Management Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

l.	Lord Abbett Series Funds

1.	Fund Participation Agreement as of February 7, 2017 (Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

2.	Service Agreement dated as of February 7, 2017 (Lord Abbett Series Fund, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

3.	Administrative Services Agreement dated as of February 7, 2017 (Lord Abbett Series Fund, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

m.	MFS® Funds

1.	Amended and Restated Participation Agreement dated October 1, 2016 (MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

2.	Shareholder Services Letter Agreement (re Administrative Services) dated October 1, 2016 (MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

n.	MML Funds

1.	Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

•	First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•	Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Third Amendment dated April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

•	Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

•	Fifth Amendment dated August 28, 2012 — Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

•	Sixth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•	Seventh Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

•	Eighth Amendment dated February 20, 2020 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

o.	MML II Funds

1.	Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

•	First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•	Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Third Amendment dated as of April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

•	Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

•	Fifth Amendment dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•	Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-122804 filed March 1, 2013

•	Eighth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•	Ninth Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

•	Tenth Amendment dated February 20, 2020 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

p.	PIMCO Funds

1.	Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, PIMCO Investments, LLC, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Amendment No. 1 effective as of June 30, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916 filed September 12, 2008

•	Termination, New Agreements and Amendments dated November 10, 2010 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

•	Amendment effective as of May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

•	Amendment dated March 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

2.	Selling Agreement executed on April 26, 2006 (Allianz Global Investors Distributors LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) for Advisor Class Shares of PIMCO Variable Insurance Trust — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

3.	Services Agreement effective as of April 21, 2006 (PIMCO, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) for Advisor Class Shares of PIMCO Variable Insurance Trust — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

4.	Services Agreement (Distributor) for Administrative Class Shares of PIMCO Variable Insurance Trust (PIMCO Investments LLC and Massachusetts Mutual Life Insurance Company) as of March 1, 2017 — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

5.	Services Agreement (Trust) for Administrative Class Shares of PIMCO Variable Insurance Trust (Pacific Investment Management Company LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) effective as of March 1, 2017 — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

q.	T. Rowe Price Funds

1.	Participation Agreement dated as of June 1, 1998 (T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

•	Amendments effective December 15, 1999 (T. Rowe Price Fixed Income Series, Inc., becomes a party), May 1, 2006, and January 7, 2008 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•	Amendment effective March 21, 2013 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

•	Amendment effective September 1, 2016 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-22557 filed April 26, 2017

r.	Voya Funds

1.	Participation Agreement dated April 26, 2006 (Massachusetts Mutual Life Insurance Company, ING Funds Distributor, LLC and ING Variable Products Trust) — Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement File No. 033-73140 filed April 27, 2007

•	Amendments dated May 28, 2007 and April 3, 2008 — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

•	Amendment dated September 6, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Amendment dated May 27, 2010 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•	Amendment dated January 17, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•	Amendment dated December 23, 2014 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

•	Amendment dated June 29, 2016 — Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

ii.	Shareholder Information Agreements (Rule 22c-2 Agreements)

a.	AIM Variable Insurance Funds effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

•	Form of Amendment No. 1 *

b.	American Century Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

c.	Delaware VIP Trust, Delaware Distributors, L.P. dated as of October 10, 2016 (Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

d.	Eaton Vance dated as of January 30, 2017 (Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

e.	Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

f.	Franklin/Templeton Distributors, Inc. effective April 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

g.	Goldman Sachs & Co. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

h.	Ivy Funds Variable Insurance Portfolios dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

i.	MFS® Fund Distributors, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

j.	MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

k.	MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

l.	PIMCO Variable Insurance Trust dated April 2, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

m.	T. Rowe Price Services, Inc., T. Rowe Price Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

•	Amendment dated as of March 1, 2017 (T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. are each made a party to the agreement) — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

n.	Voya Investors Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

Exhibit (i)	Not Applicable

Exhibit (j)	Not Applicable

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered **

Exhibit (l)	Not Applicable

Exhibit (m)	Not Applicable

Exhibit (n)	i.	Auditor Consents:

•	Separate Account Financial Statements **
•	Company Financial Statements **

ii.	Powers of Attorney for:

•	Roger W. Crandall
•	Karen H. Bechtel
•	Mark T. Bertolini
•	Kathleen A. Corbet
•	James H. DeGraffenreidt, Jr.
•	Isabel D. Goren
•	Shelley B Leibowitz
•	Jeffrey H. Leiden
•	Sean Newth
•	Laura J. Sen
•	William T. Spitz
•	H. Todd Stitzer
•	Elizabeth A. Ward

—	Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

Exhibit (o)	Not Applicable

Exhibit (p)	Not Applicable

Exhibit (q)	SEC Procedures Memorandum dated April 27, 2020, describing Massachusetts Mutual Life Insurance Company issuance, transfer, and redemption procedures for the Policy — Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement File No. 333-215823 filed April 28, 2020

*	filed herewith
**	to be filed by amendment

Item 27.	Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman	Kathleen A. Corbet, Director	Karen Bechtel, Director
1295 State Street B101	49 Cross Ridge Road	100 South Point Drive, Apt 3604
Springfield, MA 01111	New Canaan, CT 06840	Miami, FL 33139

Mark T. Bertolini, Director	James H. DeGraffenreidt, Jr., Director	Isabella D. Goren, Director
2472 Broadway #216	1340 Smith Avenue	8030 Acoma Lane
New York, NY 10025	Suite 200	Dallas, TX 75252
Baltimore, MD 21209
Jeffrey M. Leiden, Director		William T. Spitz, Director
3 Commonwealth	Laura J. Sen, Director	16 Wynstone
Avenue #2	95 Pembroke Street, Unit 1	Nashville, TN 37215
Boston, MA 02116	Boston, MA 02118

H. Todd Stitzer, Lead Director	Shelley B. Leibowitz, Director
1312 Casey Key Road	546 Haviland Road
Nokomis, FL 34275	Stamford, CT 06903

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer	M. Timothy Corbett, Chief Investment Officer
(principal executive officer)	1295 State Street
1295 State Street B101	Springfield, MA 01111
Springfield, MA 01111

Todd G. Picken, Treasurer	Pia Flanagan, Chief of Staff to the CEO
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Strategic Communications 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Chief Financial Officer and Chief Actuary	Gareth F. Ross, Head of Digital and Customer Experience
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael Fanning, Head of MassMutual U.S.	Geoffrey Craddock, Chief Risk Officer
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Sean Newth, Corporate Controller	Akintokunbo Akinbajo, Corporate Secretary
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Item 28.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

ORGANIZATIONAL SUMMARY

As of 4-30-20

I.	DIRECT SUBSIDIARIES OF MASSMUTUAL – MassMutual is the sole owner of each subsidiary unless otherwise indicated.

A.	C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation which operates as a life and health insurance company.

1.	MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation which operates as a life and health insurance company.

2.	CML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

3.	CML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company that holds a portion of the limited partner interest in a European investment fund.

B.	MML Distributors, LLC (November 10, 1994), a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual – 99% and MassMutual Holding LLC – 1%.)

C.	MassMutual Holding LLC (November 30, 1984), a Delaware limited liability company which operates as a holding company for certain MassMutual entities.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.	MML Investors Services, LLC (December 31, 1981), a Massachusetts limited liability company which operates as a securities broker-dealer and federally covered investment advisor.

a.	MML Insurance Agency, LLC (November 16, 1990), a Massachusetts limited liability company which operates as an insurance broker.

b.	MMLISI Financial Alliances, LLC, (June 27, 2001) a Delaware limited liability company which is a federally covered investment adviser and licensed insurance agency.

2.	MassMutual Assignment Company (October 4, 2000), a North Carolina corporation which operated a structured settlement business.

3.	MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

4.	LifeScore Labs, LLC (previously, Society of Grownups, LLC) (April 15, 2014), a Massachusetts limited liability company.

5.	MassMutual Ventures Holding LLC (March 26, 2018), a Delaware limited liability company formed to hold mandate investment vehicles.

a.	MassMutual Ventures US I LLC (formerly, MassMutual Ventures LLC) (June 10, 2014), a Delaware limited liability company.

b.	MassMutual Ventures US II LLC (April 17, 2018), a Delaware limited liability company that will hold investments completed as part of MassMutual Ventures USI second mandate in the United States.

c.	MassMutual Ventures UK LLC (July 12, 2018), a Delaware limited liability company formed to hold investment mandates in the United Kingdom.

d.	MassMutual Ventures Southeast Asia I LLC (September 25, 2018), a Delaware company that will hold investments completed as part of MassMutual Ventures USI second mandate in the United States.

e.	MassMutual Ventures Southeast Asia II LLC (December 12, 2019), a Delaware limited liability company that holds investments.

f.	MassMutual Ventures Management LLC (April 4, 2018), a Delaware limited liability company that will serve as the investment manager for US-based mandate investment vehicles.

1.)	MassMutual Ventures SEA Management Private Limited (June 20, 2018), a Singapore company formed to provide investment advisory services to its affiliated company in the U.S.

6.	Haven Life Insurance Agency, LLC (March 17, 2014), a Delaware limited liability company that engages in insurance agency activities.

7.	MM Rothesay Holdco US LLC (September 24, 2013), a Delaware limited liability company that holds shares in Rothesay Holdco UK Limited.

8.	Fern Street LLC (April 11, 2013), a Delaware limited liability company.

9.	Sleeper Street LLC (October 4, 2019), a Delaware limited liability company that will hold certain investments and invest in a portfolio of private equity assets.

10.	MM Asset Management Holding LLC, a Delaware limited liability company that acts as a holding company for certain asset managers.

a.	Barings LLC (July 5, 1940), a Delaware limited liability company which operates as an investment adviser.

1.)	Barings Securities LLC (July 1, 1994), a Delaware limited liability company which operates as a securities broker-dealer.

2.)	Barings Guernsey Limited (February 20, 2001), an investment management company organized under the laws of Guernsey.

a.)	Barings (U.K.) Limited (January 4, 1995), an institutional debt-fund manager organized under the laws of England and Wales

b.)	Barings Europe Limited (June 5, 2017), a company organized under the laws of England and Wales.

i.	Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales that acts an investment manager/adviser.

aa.	Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales that acts as a manager of BAM UK Collective Investment Schemes.

bb.	Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales that acts as an investment manager/adviser.

cc.	Baring Pension Trustees Limited (November 26, 2004), a company organized under the laws of England and Wales that acts as a trustee for the pension scheme covering UK-based employees of Baring Asset Management Limited.

dd.	Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales that acts as a service company which supports all the BAM Group operating companies within the UK.

ee.	Barings Global Advisers Limited (May 5, 2011), a company organized under the laws of England and Wales that operates as an institutional debt fund manager.

ff.	Barings European Core Property Fund GP Sàrl (October 29, 2015), a special-purpose company organized in Luxembourg that serves as a general partner of a European real estate equity fund.

gg.	Baring International Investment Management Holdings (November 12, 1985), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

i.	Baring Asset Management UK Holdings Limited (October 25, 1983), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

aaa.)	Baring Asset Management GmbH (February 21, 2000), a company incorporated under the laws of Germany that provides marketing and client services regarding investment funds and other asset management products of the BAM group.

bbb.)	Baring Asset Management Switzerland Sàrl (December 18, 2013), an operating company established under the laws of Switzerland.

ccc.)	Baring France SAS Baring France SAS (July 24, 1997), a company incorporated under the laws of France that handles distribution and client services for qualified investors.

ddd.)	Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland that acts as a manager of BAM Irish Collective Investment Schemes and Funds.

ii.	Barings Real Estate UK Holdings Limited (November 13, 2009), a holding company incorporated under the laws of England and Wales.

aa.	Barings Real Estate Advisers (Continental Europe) Limited (April 23, 2004), a special purpose holding company.

bb.	Barings Real Estate Advisers Europe LLP (June 2, 2006), a London-based real estate investment management company. (99% owned by Barings Real Estate UK Holdings Limited and 1% owned by Barings Real Estate Advisers (Continental Europe) Limited.

cc.	Barings Real Estate Advisers Europe Finance LLP (May 6, 2004), a London-based real estate investment management company. (99% owned by Barings Real Estate UK Holdings Limited and 1% owned by Barings Real Estate Advisers (Continental Europe) Limited.)

dd.	Barings Real Estate GmbH (January 8, 2014), a German limited liability company that provides transaction and asset management services for all types of real estate and retail property, in addition to development and refurbishment services for office, retail, industrial and residential assets.

ee.	BREAE AIFM LLP (April 22, 2015), a UK limited liability partnership. (99% owned by Barings Real Estate UK Holdings Limited and 1% owned by Barings Real Estate Advisers (Continental Europe Limited).

iii.	Barings Italy S.r.l. (July 23, 2019 ), an operating company incorporated under the laws of Italy.

iv.	Barings Sweden AB (July 16, 2019 ), an operating company incorporated under the laws of Sweden.

v.	Barings Finland Oy (August 7, 2019), an operating company incorporated under the laws of Finland.

vi.	Barings Asset Management Spain SL (October 13, 2019), an operating company incorporated under the laws of Spain.

vii.	Barings Netherlands B.V. (December 5, 2019), an operating company incorporated under the laws of the Netherlands.

3.)	Barings Real Estate Advisers, Inc. (May 11, 2004), a Delaware corporation that holds a “corporation” real estate license.

4.)	Barings Multifamily Capital Holdings LLC (August 7, 2013), a Delaware limited liability company, the parent and holding company of Barings Multifamily Capital LLC.

a.)	Barings Multifamily Capital LLC (August 30, 1999), a Michigan limited liability company that originates and services multifamily, senior housing and healthcare facility loans by utilizing programs overseen by governmental agencies and government-sponsored entities.

i.	Barings Multifamily Capital Corporation (October 19, 2015), a Delaware corporation licensed by the California Bureau of Real Estate for loan brokerage and related services.

5.)	Barings Finance LLC (December 12, 2012), a Delaware limited liability company formed to invest in securities of U.S. middle market companies.

a.)	BCF Europe Funding Limited (August 27, 2013), a company formed in the Republic of Ireland to invest in securities.

b.)	BCF Senior Funding I LLC (August 28, 2013), a limited liability company formed under the laws of the State of Delaware to invest in securities.

c.)	BCF Senior Funding I Designated Activity Company (January 20, 2016), a company formed in the Republic of Ireland to invest in securities.

6.)	Baring Asset Management (Asia) Holdings Limited (June 7, 1985), an intermediate holding company organized in Hong Kong.

a.)	Barings Japan Limited (January 13, 1986), a company organized in Japan that is registered as a Financial Business Operator (Registration No. 396-KLFB) for Type II Financial Instruments Business, Investment Advisory and Agency Business, and Investment Management Business with the Financial Services Agency in Japan under the Financial Instruments and Exchange Act (Act No. 25 of 1948).

b.)	Baring International Fund Managers (Bermuda) Limited (September 13, 1988), a company incorporated under the laws of Bermuda under that acts as a trustee of Baring Korea Trust Fund Ltd.’s undistributed funds.

c.)	Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

d.)	Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong that acts as an investment adviser.

i.	Baring Asset Management Korea Limited, a regulated Korean company that engages in the business of asset management, business administration and investment advisory services.

ii.	Barings Investment Management (Shanghai) Limited (August 3, 2018) is an operating company established under Chinese law.

1.	Barings Overseas Investment Fund Management (Shanghai) Limited (August 22, 2018) serves as the distributor in China.

e.)	Barings Australia Holding Company Pty Ltd (October 12, 2009), an operating company that employs five or more mezzanine debt portfolio managers.

i.	Barings Australia Pty Ltd (October 16, 2009), an asset manager for Australian institutional investors.

D.	The MassMutual Trust Company (January 12, 2000), a federally chartered stock savings bank which performs trust services.

E.	MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability.

F.	MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company that acts as a blocker entity for MassMutual and holds private equity fund investments.

G.	MM Private Equity Intercontinental LLC (September 24, 2013), a Delaware limited liability company that invests in certain private equity funds.

H.	MML Mezzanine Investor II, LLC (March 13, 2008), a Delaware limited liability company that acts as a blocker entity for MassMutual.

I.	MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) is an equipment financing company which provides collateralized lending, financing and leasing services nationwide (owned 99.61% by MassMutual and .39% by C.M. Life Insurance Company

1.	MMAF Equipment Finance LLC 2013-A (July 19, 2013), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

2.	MMAF Equipment Finance LLC 2014-A (May 7, 2014), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

3.	MMAF Equipment Finance LLC 2015-A (April 22, 2015), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

4.	MMAF Equipment Finance LLC 2016-A (March 24, 2016), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

5.	MMAF Equipment Finance LLC 2017-A (April 11, 2017), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

6.	MMAF Equipment Finance LLC 2017-B (October 30, 2017), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

7.	MMAF Equipment Finance LLC 2018-A (April 24, 2018), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

8.	MMAF Equipment Finance LLC 2019-A (February 20, 2019), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

9.	MMAF Equipment Finance LLC 2019-b (August 23, 2019), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

10.	Rozier LLC (December 26, 2018), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

J.	WP-SC, LLC (March 10, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure. MassMutual holds an 81.39% interest and C.M. Life holds an 18.61% interest.

K.	MSP-SC, LLC (August 4, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

L.	MML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for MassMutual.

M.	MassMutual External Benefits Group LLC (September 23, 2010), a Delaware limited liability company created to satisfy a professional employer organization’s tax reporting needs.

N.	Jefferies Finance LLC (July 26, 2004), a Delaware commercial finance company which is an arranger and lender of secured and unsecured loans to corporate borrowers and financial sponsors. (MassMutual holds 50% voting ownership interest and Jefferies Group, LLC holds 50% voting ownership interest.)

1.	Apex Credit Partners LLC (October 20, 2014), a Delaware limited liability company which is an investment adviser registered with the SEC as a relying adviser.

2.	JFIN Asset Management LLC (February 1, 2016), a Delaware limited liability company which is an investment adviser registered with the SEC as a relying adviser.

a.	JFAM GP LLC (April 13, 2017), a Delaware limited liability company formed as the holding company for Jefferies Direct Lending Fund, LP. JFIN Asset Management LLC is the managing member.

1.)	JFAM GP LP (April 13, 2017), a Delaware partnership formed as the general partner of Jefferies Direct Lending Fund, LP. JFAM GP LLC is the general partner, and JFIN Asset Management LLC is the limited partner.

a.)	Jefferies Direct Lending Fund C LP (November 25, 2019), a Delaware partnership formed for the purpose of investing alongside Jefferies Direct Lending Fund LP in senior secured middle market loans, and to be managed by JFIN Asset Management LLC. JFAM GP LP is the general partner, and Jefferies Finance LLC is the limited partner.

i.	Jefferies DLF C Holdings LLC (February 11, 2020), a Delaware limited liability company created in connection with a fund leverage facility.

aa.	Jefferies Direct Lending Fund C SPE LLC (February 11, 2020), a Delaware limited liability company created in connection with a fund leverage facility.

3.	JFIN Co-Issuer Corporation (March 13, 2013), a Delaware corporation formed for the purpose of acting as a co-issuer of senior unsecured notes and secured term loans of Jefferies Finance LLC.

4.	JFIN Fund III LLC (October 14, 2011), a Delaware limited liability company formed for the purpose of investing in senior secured loans and entering into a warehouse financing through a credit facility with Wells Fargo Bank, N.A.

5.	JFIN High Yield Investments LLC (December 16, 2015), a Delaware limited liability company formed for the purpose of investing in high yield securities.

6.	JFIN LC Fund LLC (February 1, 2016), a Delaware limited liability company formed for the purposes of holding cash collateral and entering into a standby letter of credit fronting facility with Wells Fargo Bank, N.A.

7.	JFIN Revolver CLO Holdings LLC (October 28, 2013) a Delaware limited liability company that acts as a holding company for certain investments in the subordinated notes of revolving credit collaterialized loan obligations managed by Jefferies Finance LLC.

8.	JFIN Europe GP, S.à.r.l. (December 18, 2015), a Luxembourg private limited liability company formed as the general partner of Jefferies Finance Europe, SCSp.

a.	Jefferies Finance Europe, SCSp (March 10, 2016), an alternative investment fund formed as a Luxembourg special limited partnership which was established to arrange and invest in European senior secured loans.

9.	Jefferies Finance Business Credit LLC (August 7, 2013), a Delaware limited liability company that acts as a holding company for JFIN Business Credit Fund I LLC.

a.	JFIN Business Credit Fund I LLC (August 7, 2013), a Delaware limited liability company formed for the purpose of investing in asset based revolving loans and entering into a warehouse financing through a credit facility with Wells Fargo Capital Finance.

10.	JFIN Revolver Holdings LLC (January 23, 2018), a Delaware limited liability company formed to hold revolving loan commitments.

11.	JFIN Revolver Holdings II LLC (May 11, 2018), a Delaware limited liability company formed to hold revolving loan commitments.

12.	JFIN GP Adviser LLC (May 11, 2018), a Delaware limited liability company formed to be an investment adviser and general partner.

13.	Jefferies Private Credit BDC Inc. (January 14, 2020), a Maryland corporation owned by Jefferies Finance LLC.

14.	Jefferies Credit Management LLC (January 9, 2020), a Delaware limited liability company formed to be registered with the SEC as an investment adviser.

a.	Jefferies Private Credit GP LLC (January 9, 2020), a Delaware limited liability company formed as the general partner of Jefferies Private Credit Fund LP.

1.)	Jefferies Private Credit Fund LP (January 9, 2020), a Delaware partnership formed for the purpose of investing in senior secured loans, to be managed by Jefferies Credit Management LLC.

15.	JFIN Revolver Holdings III LLC (March 25, 2020), a Delaware limited liability company established in connection with warehouse financing provided by MassMutual.

a.	JFIN Revolver SPE III (March 25, 2020), a Delaware limited liability company established in connection with warehouse financing provided by MassMutual.

16.	JFIN Fund VI LLC (March 30, 2020), a Delaware limited liability company established as a financing vehicle in connection with a third party warehouse.

O.	Berkshire Way LLC (June 14 2012), a Delaware limited liability company that was formed to invest in emerging market securities on behalf of MassMutual.

P.	MassMutual Retirement Services, LLC (December 5, 2007), a Delaware limited liability company engaged in the business of providing administrative services to retirement plans.

Q.	MML Strategic Distributors, LLC (June 7, 2013), a Delaware limited liability company that is licensed to act as a broker-dealer.

R.	MML Investment Advisers, LLC (September 24, 2013), a Delaware limited liability company which operates as a federally covered investment adviser.

S.	Pioneers Gate LLC (October 27, 2014), a Delaware limited liability company that was formed to invest in asset-backed securities on behalf of MassMutual.

T.	MML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company that holds a portion of the limited partner interest in a European investment fund.

U.	Timberland Forest Holding LLC (October 12, 2015), a Delaware limited liability company that acts as a holding company. MassMutual’s ownership is 37% and 63% is held by MassMutual Trad Private Equity LLC.

1.	Lyme Adirondack Forest Company, LLC (April 4, 2006), a Delaware limited liability company that acts as a holding company.

a.	Lyme Adirondack Timber Sales, LLC (December 16, 2016), a Delaware company. (Note: Lyme Adirondack Timber Sales, Inc. merged with and into this company effective December 31, 2016.)

b.	Lyme Adirondack Timberlands I, LLC (August 16, 2006), a Delaware limited liability company that is a property owner.

c.	Lyme Adirondack Timberlands II, LLC (August 16, 2006), a Delaware limited liability company that is a property owner.

V.	MML Management Corporation (October 14, 1968), a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual.

1.	MassMutual International Holding MSC, Inc. (January 31, 2001), a Massachusetts corporation.

2.	MassMutual Holding MSC, Inc. (December 26, 1996), a Massachusetts corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws.

W.	MassMutual International LLC (February 19, 1996), a Delaware limited liability company which operates as a holding company for certain international investments.

1.	MassMutual Solutions LLC (June 20, 2019), a Delaware limited liability company that acts as a holding company for HarborTech (Asia) Limited.

a.	HarborTech (Asia) Limited (July 9, 2019), a Hong Kong technology company.

X.	Insurance Road LLC (May 3, 2017), a Delaware limited liability company that acts as a holding company for companies that hold intellectual property assets and invest in a portfolio of private equity assets.

1.	MassMutual Intellectual Property LLC (May 3, 2017), a Delaware limited liability company that will hold certain intellectual property.

2.	MassMutual Trad Private Equity LLC (May 3, 2017), a Delaware limited liability company that will hold and invest in a portfolio of private equity assets.

3.	Trad Investments I LLC (September 11, 2018), a Delaware limited liability company that will hold and invest in a portfolio of private equity assets.

Y.	MassMutual Mortgage Lending LLC (October 30, 2017), a Delaware limited liability company that will invest in commercial mortgage loans.

Z.	MM Copper Hill Road LLC (October 5, 2017), a Delaware limited liability company that has been established to hold certain receivables and to engage in related financing activities.

AA.	EM Opportunities LLC (January 16, 2018), a Delaware limited liability company formed to hold a portfolio of high yield, emerging market debt investments.

BB.	MassMutual MCAM Insurance Company, Inc. (March 18, 2018), a Vermont captive insurance company that will sell insurance to MassMutual and its subsidiary companies.

CC.	MassMutual Global Business Services India LLP (December 23, 2019), a limited partnership domiciled in the Republic of India that will provide information technology and information technology enabled services to MassMutual.

DD.	CML Global Capabilities (December 2, 2019), a Delaware limited liability company.

EE.	MM Global Capabilities I LLC (December 2, 2019), a Delaware limited liability company that serves as a limited partner and holds ownership shares in MassMutual Global Business Services India LLP.

FF.	MM Global Capabilities II LLC (December 2, 2019), a Delaware limited liability company that serves as a limited partner and holds ownership shares in MassMutual Global Business Services India LLP.

1.	MM Global Capabilities (Netherlands) B.V. (February 28, 2020), a company domiciled in the Netherlands that will hold ownership interests of MassMutual in India and Romania (MM Global Capabilities I LLC and MM Global Capabilities II LLC are the partners of this company).

a.	MassMutual Global Business Services Romania S.R.L. (March 31, 2020), a company domiciled in Romania that will provide computer programming, consultancy and related activities to MassMutual.

GG.	MM Global Capabilities III LLC (December 3, 2019), a Delaware limited liability company that serves as a limited partner and holds ownership shares in MassMutual Global Business Services India LLP.

HH.	Barings Ascend LLC (April 28, 2020), a Delaware limited liability company created to enable MassMutual to make certain types of asset-backed investments.

The following companies are not considered subsidiary companies of Massachusetts Mutual Life Insurance Company (“MassMutual”) however MassMutual or its subsidiaries hold at least 20% ownership of the voting rights or capital of the companies below.

CORNERSTONE HOTEL FUND GP LLC

Delaware, U.S.A. – 4440658

A Delaware limited liability company formed on October 15, 2007 which is the general partner of Cornerstone Hotel Income and Equity Fund II LP and is 100% owned by Barings LLC.

CRANE VENTURE PARTNERS LLP

United Kingdom – No number available.

MassMutual Ventures Holding LLC’s interest is 33%

HANOVER/BABSON EQUITY INVESTORS MANAGER, LLC

Delaware, U.S.A. – 3858025

Incorporated on September 22, 2004, a Delaware limited liability company that is the managing member of Hanover Babson Equity Investors LLC. Barings LLC holds 50% of the ownership interest in this company.

KAMAKURA LP

A Cayman Islands exempted limited partnership, incorporated on February 26, 2010. Nippon Wealth Life Insurance Company owns 100% of the limited partnership assets.

MASSMUTUAL ASIA LIMITED (SPV)

Hong Kong – No number available

This entity’s sole purpose is to hold MassMutual’s intellectual property rights in the name MassMutual Asia following the sale of MassMutual Asia Limited. MassMutual’s ownership interest is 100%.

MML SERIES INVESTMENT FUND

Massachusetts, U.S.A. – T00009268

A Massachusetts business trust that operates as an-open end management investment company.

MML SERIES INVESTMENT FUND II

Massachusetts, U.S.A. – 000888280

A Massachusetts business trust that operates as an open-end management investment company.

MASSMUTUAL PREMIER FUNDS

Massachusetts, U.S.A. – T00472343

A Massachusetts business trust that operates as an open-end management investment company.

MASSMUTUAL SELECT FUNDS

Massachusetts, U.S.A. – T00431735

A Massachusetts business trust that operates as an open-end management investment company.

ROTHESAY HOLDCO UK LIMITED

United Kingdom – No number available.

MM Rothesay Holdco LLC’s interest is 28.84%.

YUNFENG FINANCIAL GROUP LIMITED

Hong Kong – No number available.

MassMutual International LLC’s ownership interest is 24.9%.

The following are investment-related special purpose entities of Barings LLC (“Barings”). All are 100% owned unless otherwise specified.

ALAND ROYALTY GP, LLC

Delaware - 6887128

ALASKA FUTURE FUND GP, LLC

Delaware – 7621080

BAI FUNDS SLP, LLC

Delaware – 7056431

BAI GP, LLC

Delaware - 6972999

BARING INVESTMENT SERIES LLC

Delaware, U.S.A. – 4057176

BARINGS ABIF SLP, LLC

Delaware, U.S.A. – 6436810

BARINGS ASSET-BASED INCOME FUND (US) GP, LLC

Delaware, U.S.A. – 6399905

BARINGS CAPITAL INVESTMENT LLC

Maryland, U.S.A. – W20310512

BARINGS CLO INVESTMENT PARTNERS GP, LLC

Delaware, U.S.A. – 5895167

BARINGS CORE PROPERTY FUND GP LLC

Delaware, U.S.A. – 4219093

BARINGS DIRECT LENDING GP LTD.

Cayman Islands - WC-331849

BARINGS EMERGING GENERATION FUND GP, LLC

Delaware, U.S.A. – 7715719

BARINGS GLOBAL ENERGY INFRASTRUCTURE ADVISERS LLC

Delaware, U.S.A. –6187863

BARINGS GLOBAL INVESTMENT FUNDS (U.S.) MANAGEMENT, LLC

Delaware, U.S.A. – 4864959

BARINGS GLOBAL LOAN FEEDER MANAGEMENT LLC

Delaware, U.S.A. – 5909432

BARINGS GLOBAL REAL ASSETS FUND GP, LLC

Delaware, U.S.A. – 6662271

BARINGS/LAZ PARKING FUND GP LLC

Delaware, U.S.A. – 5516617

BARINGS NORTH AMERICAN PRIVATE LOAN FUND MANAGEMENT, LLC

Delaware, U.S.A. – 6131639

BARINGS NORTH AMERICAN PRIVATE LOAN FUND II MANAGEMENT, LLC

Delaware, U.S.A. – 7868270

BARINGS SMALL BUSINESS FUND LLC

Delaware, U.S.A. – 7875829

BENTON STREET ADVISORS, INC.

Cayman Islands – MC-186805

BRECS VII GP LLC

Delaware, U.S.A. – 61147

CCM FUND I REIT MANAGER

Delaware, U.S.A. – 4780909

CHY VENTURE GP LLC

Delaware, U.S.A. – 5411451

CORNERSTONE HOTEL FUND GP, LLC

Delaware, U.S.A. – 4440658

CREF VIII GP LLC

Delaware, U.S.A. – 4581714

CREF X GP LLC

Delaware, U.S.A. – 5516583

GREAT LAKES III GP, LLC

Delaware, U.S.A. – 5254174

LAKE JACKSON LLC

Delaware, U.S.A. – 6339374

LOAN STRATEGIES MANAGEMENT LLC

Delaware, U.S.A. – 3917386

MEZZCO AUSTRALIA II

Delaware, U.S.A. – 5346304

MEZZCO II LLC (98.4% owned by Barings LLC)

Delaware, U.S.A. – 4037580

MEZZCO III LLC (99.3% owned by Barings LLC)

Delaware, U.S.A. – 4557758

MEZZCO IV LLC

Delaware, U.S.A. – No number available

RECSA-NY GP LLC

Delaware, U.S.A. – 6101306

SBNP SIA II LLC

Delaware, U.S.A. – 5833355

SBNP SIA III LLC

Delaware, U.S.A. – 7777304

SOMERSET SPECIAL OPPORTUNITIES MANAGEMENT LLC

Delaware, U.S.A. – 4332016

The following are investment-related special purpose entities of MassMutual Asset Finance LLC. All are 100% owned, Delaware limited liability companies that hold a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

MMAF EQUIPMENT FINANCE LLC 2013-A

Delaware, U.S.A. – 5370438

MMAF EQUIPMENT FINANCE LLC 2014-A

Delaware, U.S.A. – 5529636

MMAF EQUIPMENT FINANCE LLC 2015-A

Delaware, U.S.A. – 5728397

MMAF EQUIPMENT FINANCE LLC 2016-A

Delaware, U.S.A. – 5997468

MMAF EQUIPMENT FINANCE LLC 2017-A

Delaware, U.S.A. – 6376507

MMAF EQUIPMENT FINANCE LLC 2017-B

Delaware, U.S.A. – 6597543

MMAF EQUIPMENT FINANCE LLC 2018-A

Delaware, U.S.A. – 6858051

MMAF EQUIPMENT FINANCE LLC 2019-A

Delaware, U.S.A. – 7290442

MMAF EQUIPMENT FINANCE LLC 2019-B

Delaware, U.S.A. – 7574275

ROZIER LLC

Delaware, U.S.A. – 7211334

The following are portfolio companies in which MassMutual, together with its subsidiaries, own at least 20%. The ownership percentage is indicated.

ALAND ROYALTY HOLDINGS LP

A Delaware limited liability company formed on May 15, 2018. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 26.69%.

CHASSIS ACQUISITION HOLDING LLC

A Delaware limited liability company formed on April 14, 2016. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 30%.

CRA AIRCRAFT HOLDING LLC

A Delaware limited liability company formed on October 25, 2016. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 40%.

EIP HOLDINGS I, LLC (formerly, Solar Acquisition Holding I LLC)

A Delaware limited liability company formed on October 9, 2015. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 28.96%.

RED LAKE VENTURES, LLC

A Delaware limited liability company formed on April 21, 2014. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 31.5%.

REMINGTON L&W HOLDINGS LLC

A Delaware limited liability company formed on September 30, 2016. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 66.67%

TECHQUITY, LP 37.48%

A Delaware limited partnership formed on April 26, 2010. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 37.48%

US PHARMACEUTICAL HOLDINGS I, LLC

A Delaware limited liability company formed on June 25, 2012. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 32.61%.

U.S. PHARMACEUTICAL HOLDINGS II, LLC

A Delaware limited liability company formed July 24 2015. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 42.38%.

VALIDUS PHARMACEUTICALS LLC

A Delaware limited liability company formed on April 19, 2007. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 70.00%.

VGS ACQUISITION HOLDING, LLC

A Delaware limited liability company formed on July 24, 2015. Barings LLC is the manager of this entity and MassMutual Holding LLC’s investment ownership is 33.33%.

MassMutual has a 50% voting ownership interest in Jefferies Finance LLC (“Jefferies”). The following are collateralized loan obligations vehicles of Jefferies.

APEX CREDIT CLO 2015-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Jefferies owning 33% of the subordinated notes of the CLO and Apex Credit Partners LLC owning 53% of the subordinated notes of the CLO.

APEX CREDIT CLO 2016 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Apex Credit Partners LLC owning 60% of the subordinated notes of the CLO.

APEX CREDIT CLO 2017 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Apex Credit Partners LLC owning 67% of the subordinated notes of the CLO.

APEX CREDIT CLO 2017-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Apex Credit Partners LLC owning 100% of the subordinated notes of the CLO.

APEX CREDIT CLO 2019-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Apex Credit Partners LLC owning 74% of the subordinated notes of the CLO.

JFIN CLO 2012 LTD.

A Cayman Islands collateralized loan obligation vehicle senior secured term loans. Jefferies owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2013 LTD.

A Cayman Islands collateralized loan obligation vehicle senior secured term loans. Jefferies owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2014 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. Jefferies owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2014-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. Jefferies owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2015 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Jefferies owning 44% of the subordinated notes of the CLO and Apex Credit Partners LLC owning 56% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2015 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies is the investment adviser and owns 100% of the subordinated notes of the CLO either directly or through its ownership of JFIN Revolver CLO Holdings LLC.

JFIN REVOLER CLO 2017-II Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. The CLO is managed by Jefferies Finance LLC, with Jefferies Finance LLC owning 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2017 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. The CLO is managed by Jefferies Finance LLC, with Jefferies Finance LLC owning 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2019 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies is the investment adviser and owns 100% of the subordinated notes of the CLO either directly or through its ownership of JFIN Revolver CLO Holdings LLC.

JFIN REVOLVER CLO 2019-II LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies is the investment adviser and owns 100% of the subordinated notes of the CLO either directly or through its ownership of JFIN Revolver CLO Holdings LLC.

JFIN REVOLVER FUND, L.P.

A Delaware limited partnership formed to hold investments in revolving credit loans originated by Jefferies Finance LLC. MassMutual ownership is 90.1%

JFIN REVOLVER 2017-III Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. The CLO is managed by Jefferies Finance LLC, with Jefferies Finance LLC owning 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2018 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. The CLO is managed by Jefferies Finance LLC, with Jefferies Finance LLC owning 100% of the subordinated notes of the CLO.

The following are investment-related special purpose entities of Baring Asset Management Limited.

ALMACK MEZZANINE FUND II LIMITED

England - 06530854

A U.K. company that serves as a limited partner of certain Almack partnerships. This company is wholly owned by Baring Asset Management Limited.

ALMACK MEZZANINE GP III LIMITED

England – 07434273

A U.K. company that serves as the general partner of certain Almack partnerships. This company is wholly owned by Baring Asset Management Limited.

BARINGS CORE FUND FEEDER I GP S.À.R.L.

Luxembourg – No number available

This company is wholly owned by Baring Asset Management Limited.

BARINGS EUROPEAN DIRECT LENDING 1GP LLP

England & Wales – OC398370

A limited liability partnership organized under the laws of England and Wales

(99.9% owned by Barings Global Advisors Limited and 0.1% owned by Barings Asset Management Limited.)

BARINGS GPC GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Global Credit Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS INVESTMENT FUND (LUX) GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS UMBRELLA FUND (LUX) GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

PREIF HOLDINGS LIMITED PARTNERSHIP

United Kingdom – No number available

This company is wholly owned by Baring Asset Management Limited.

The following is an investment-related special purpose entity of Barings Global Advisers Limited.

BCGSS 2 GP LLP

England & Wales – OC394864

This entity is 90% owned by Barings Global Advisers Limited and 10% owned by Barings Asset Management Limited.

II.	REGISTERED INVESTMENT COMPANY AFFILIATES:

Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

•	MassMutual Premier Funds, a Massachusetts business trust that operates as a management investment company. The majority of shares are owned by MassMutual.
•	MML Series Investment Fund, a Massachusetts business trust that operates as a management investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.
•	MML Series Investment Fund II, a Massachusetts business trust that operates as a management investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.
•	MassMutual Select Funds, a Massachusetts business trust that operates as a management investment company. The majority of shares are owned by MassMutual.
•	Barings Participation Investors, a Massachusetts business trust which operates as a closed-end investment company.
•	Barings Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.
•	Barings Global Short Duration High Yield Fund, a Massachusetts business trust which operates as a closed-end investment company.
•	Barings Funds Trust, a Massachusetts business trust which operates as an open-end management investment company.
•	Barings BDC, Inc., formerly known as Triangle Capital Corporation, a Maryland corporation which operates as a business development company.
•	Barings Emerging Europe PLC.

Item 29.	Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriters

(a)	MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts/policies/certificates sold by its registered representatives, and MML Distributors, LLC (“MML Distributors”) serves as principal underwriter of the certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

MMLIS and MML Distributors, either jointly or individually, act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II, MassMutual Premier Funds, MassMutual Select Funds, and certain series of the MML Series Investment Fund and MML Series Investment Fund II.

MML Distributors also acts as principal underwriter for certain contracts that utilize the following registered separate accounts of Talcott Resolution Life Insurance Company:

Talcott Resolution Life Insurance Company - DC Variable Account I

Talcott Resolution Life Insurance Company - Separate Account Two

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)

Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Eleven

Talcott Resolution Life Insurance Company - Separate Account Twelve

(b)	MMLIS and MML Distributors are the principal underwriters for this policy. The following people are officers and directors of MMLIS and member representative and officers of MML Distributors:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address

John Vaccaro	Chief Executive Officer and Chairman of the Board	*

Wendy Benson	Director & President	*

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Michael Fanning	Director	*

Elizabeth Ward	Director	*

William F. Monroe, Jr.	Vice President, Chief Products & Services Officer	*

Susan Scanlon	Chief Compliance Officer	*

James P. Puhala	Deputy Chief Compliance Officer	*

Thomas Bauer	Chief Technology Officer	*

David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd., Charlotte, NC 28277

Mary B. Wilkinson	Vice President	11215 North Community House Rd., Charlotte, NC 28277

Brian Foley	Vice President	*

Joseph Sparacio	Agency Field Force Supervisor	11215 North Community House Rd., Charlotte, NC 28277

David Holtzer	Field Risk Officer	11215 North Community House Rd., Charlotte, NC 28277

Robert S. Rosenthal	Chief Legal Officer, Vice President and Secretary	*

Edward K. Duch, Ill	Assistant Secretary	*

Amy Francella	Assistant Secretary	470 Atlantic Avenue Boston, MA 02110

Alyssa M. O’Connor	Assistant Secretary	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Kevin LaComb	Assistant Treasurer	*

Colleen Girouard	Continuing Education Officer	*

Mario Morton	Assistant Vice President and Registration Manager	*

Anthony Frogameni	Assistant Vice President and Chief Privacy Officer	*

Kelly Pirotta	AML Compliance Officer	*

John Rogan	Regional Vice President	*

David Cove	Regional Vice President	*

Jack Yvon	Regional Vice President	*

Sean Murphy	Regional Vice President	Los Angeles, California

Michelle Pedigo	Regional Vice President	*

*              1295 State Street, Springfield, MA 01111-0001

MEMBER REPRESENTATIVE AND OFFICERS OF MML DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Eric Wietsma	Chief Executive Officer and President	**

Nathan Hall	Chief Financial Officer and Treasurer	*

Michael Fanning	Member Representative	*

Robert S. Rosenthal	Vice President, Chief Legal Officer, and Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Kevin LaComb	Assistant Treasurer	*

Edward K. Duch, III	Assistant Secretary	*

Susan Scanlon	Chief Compliance Officer	*

Barbara Upton	Assistant Vice President and Continuing Education Officer	**

Stephen Alibozek	Entity Contracting Officer	*

Donna Watson	Assistant Treasurer	**

Derek Darley	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Vincent Baggetta	Chief Risk Officer	**

Mario Morton	Registration Manager	*

Michael Dunn	Worksite Product Distribution Officer	**

Aruna Hobbs	Vice President	One Marina Parke Avenue Boston, MA 02210

Teresa Hassara	Vice President	**

Kelly Pirotta	AML Compliance Officer	*

Paul LaPiana	Vice President	*

*	1295 State Street, Springfield, MA 01111-0001
**	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

(c)	Compensation From the Registrant

For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Underwriters” section of the Statement of Additional Information.

Item 31.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, at its satellite office, 100 Bright Meadow Boulevard, Enfield, CT 06082

Item 32.	Management Services

Not Applicable

Item 33.	Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF

THE INVESTMENT COMPANY ACT OF 1940

Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the MassMutual ElectrumSM (“Electrum”) policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 (Securities Act) and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Life Separate Account I, has duly caused this Post-Effective Amendment No. 9 to Registration Statement No. 333-215823 to be signed on its behalf by the undersigned, duly authorized, in the city of Wilmington, and the State of North Carolina on this on this 3rd day of June, 2020.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

By	ROGER W. CRANDALL*
Roger W. Crandall
President and Chief Executive Officer
(principal executive officer)
Massachusetts Mutual Life Insurance Company

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 9 to Registration Statement No. 333-215823 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	June 3, 2020
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	June 3, 2020
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Corporate Controller	June 3, 2020
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	June 3, 2020
Mark T. Bertolini

KAREN H. BECHTEL *	Director	June 3, 2020
Karen H. Betchel

KATHLEEN A. CORBET *	Director	June 3, 2020
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	June 3, 2020
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	June 3, 2020
Isabella D. Goren

SHELLEY B. LEIBOWITZ *	Director	June 3, 2020
Shelley B. Leibowitz

JEFFREY M. LEIDEN *	Director	June 3, 2020
Jeffrey M. Leiden

LAURA J. SEN *	Director	June 3, 2020
Laura J. Sen

WILLIAM T. SPITZ *	Director	June 3, 2020
William T. Spitz

H. TODD STITZER *	Director	June 3, 2020
H. Todd Stitzer

/s/ GARY F. MURTAGH
* Gary F. Murtagh
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item No.	Exhibit

Item 26.	Exhibit h	i.	a.	2.	Form of AIM Amendment No. 1 to Financial Support Agreement

Item 26.	Exhibit h	ii.	a.	Form of AIM Amendment No. 1 to Shareholder Information Agreement